CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 195,108	$ 228,276
Restricted cash, current	245,474	223,002
Short-term investments	16,043	55,801
Accounts receivable (net of allowance of US$31,127 and US$33,276 as of December 31, 2017 and 2018, respectively)	60,950	66,884
Funds receivable	5,474	6,264
Prepayments and other current assets	27,995	32,704
Commitment deposits (net of allowance of US$206 and nil as of December 31, 2017 and 2018, respectively)	191	5,876
Loans receivable, current (net of allowance of US$4,810 and US$3,697 as of December 31, 2017 and 2018, respectively)	117,602	129,438
Amounts due from a related party	0	167
Total current assets	668,837	748,412
Non-current assets:
Property and equipment, net	728,312	622,145
Land use rights	33,153	35,728
Loans receivable, non-current (net of allowance of US$106 and US$132 as of December 31, 2017 and 2018, respectively)	6,249	14,674
Deferred tax assets	2,202	7,602
Restricted cash, non-current portion	6,990	39,982
Deposits for non-current assets	902	58,722
Long-term investments	373,233	470,964
Other non-current assets	4,558	2,026
Total non-current assets	1,155,599	1,251,843
Total assets	1,824,436	2,000,255
Current liabilities:
Short-term loans (including short-term loans of the People's Republic of China ("PRC") Domestic Entities and the PRC Domestic Entities' subsidiaries without recourse to the Company of US$59,820 and US$76,267 as of December 31, 2017 and 2018, respectively)	297,811	236,985
Deferred revenue (including deferred revenue of the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries without recourse to the Company of US$27,095 and US$32,816 as of December 31, 2017 and 2018, respectively)	163,346	168,884
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries without recourse to the Company of US$54,516 and US$36,266 as of December 31, 2017 and 2018, respectively)	131,268	158,799
Customers' refundable fees (including customers' refundable fees of the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries without recourse to the Company of US$10,986 and US$3,274 as of December 31, 2017 and 2018, respectively)	3,976	7,070
Income tax payable (including income tax payable of the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries without recourse to the Company of US$1,325 and US$1,982 as of December 31, 2017 and 2018, respectively)	4,493	4,374
Amounts due to a related party	19	0
Convertible senior notes	0	5,700
Total current liabilities	600,913	581,812
Non-current liabilities:
Long-term loans (including long-term loans of the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries without recourse to the Company of US$55,958 and US$44,891 as of December 31, 2017 and 2018, respectively)	123,215	114,109
Convertible senior notes	254,435	291,365
Deferred tax liabilities (including deferred tax liabilities of the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries without recourse to the Company of US$51,227 and US$10,488 as of December 31, 2017 and 2018, respectively)	97,578	126,641
Other non-current liabilities (including other non-current liabilities of the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries without recourse to the Company of US$37,936 and US$51,144 as of December 31, 2017 and 2018, respectively)	153,095	146,053
Total non-current liabilities	628,323	678,168
Total liabilities	1,229,236	1,259,980
Commitments and contingencies	0	0
Shareholders' equity:
Additional paid-in capital	517,802	500,666
Accumulated other comprehensive income (loss)	(75,837)	137,630
Retained earnings	276,746	225,574
Less: Treasury stock (7,065,058 and 7,065,058 shares as of December 31, 2017 and 2018, respectively.)	(136,615)	(136,615)
Total Fang Holdings Limited shareholders' equity	594,506	739,583
Noncontrolling interests	694	692
Total shareholders' equity	595,200	740,275
Total liabilities and shareholders' equity	1,824,436	2,000,255
Common Class A [Member]
Shareholders' equity:
Ordinary shares	9,286	9,204
Common Class B [Member]
Shareholders' equity:
Ordinary shares	$ 3,124	$ 3,124